Share option	12 Months Ended
Dec. 31, 2025
Share Option
Share option

29.	Share option

On April 30, 2024, the Group granted an advisor share option equivalent to 2.5% of total number of issued shares of the Company immediately prior to the company’s initial public offering with no vesting period. According to the addition terms and conditions on the share option granted to the advisor, the share option is contingent upon the occurrence of a performance condition (i.e. the successful listing of the Company’ shares on Nasdaq), the share option shall not be recognised until the performance condition becomes probable in accordance with IFRS 2 Share-based Payment. Therefore, no share-based payment expense was recorded during the year December 31, 2024.

On April 10, 2025 (the date of successful initial public offering of the Company), the Company has recorded a share-based payment of HK$11,700,000. The total number of ordinary shares granted to the advisor was 375,000 at US$4 each (i.e. the public offering price of the Company). In the opinion of the directors, the share-based payment represented the fair value of the equity instruments at the date when the terms and condition of the share-based payment are fulfilled.